Capital and Reserves - Summary of Movement of Share Capital And Share Premium (Detail) € / shares in Units, € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€) € / shares shares
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Number of shares outstanding, Opening	211,161,261
Number of shares outstanding, Closing	217,321,193
Share Capital, Opening | €	€ 50,352
Other Movement In Share Capital | €	5
Share Capital, Closing | €	50,646 [1]
Share premium, Opening | €	481,615
Increase Decrease Through Other Movements In Share Premium | €	(276)
Share premium, Closing | €	489,598
Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share Capital, Closing | €	23,293
Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share Capital, Closing | €	€ 22,201
January 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares	219,240
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital | €	€ 26
Increase Decrease Through Stock Option Plan Execution In Share Premium	151
February 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares	234,625
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital | €	€ 28
Increase Decrease Through Stock Option Plan Execution In Share Premium	923
March 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares	622,615
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital | €	€ 75
Increase Decrease Through Stock Option Plan Execution In Share Premium	1,312
March 2024 | Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Change Cass B shares into Class A shares and Class C shares, Shares	3,750,000
April 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares	684,537
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital | €	€ 82
Increase Decrease Through Stock Option Plan Execution In Share Premium	4,816
May 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares	100,708
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital | €	€ 12
Increase Decrease Through Stock Option Plan Execution In Share Premium	400
June 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares	548,207
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital | €	€ 66
Increase Decrease Through Stock Option Plan Execution In Share Premium	657

[1]	Unaudited